DERIVATIVE FINANCIAL INSTRUMENTS - Notional Values (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Forward sales of foreign exchange without delivery of underlying assets [member]
DERIVATIVE FINANCIAL INSTRUMENTS
Delivery of underlying assets	$ 34,763,674	$ 36,940,912
Forward purchases of foreign exchange without delivery of underlying assets [member]
DERIVATIVE FINANCIAL INSTRUMENTS
Delivery of underlying assets	$ 47,490,640	$ 45,288,709